Income Tax - Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets [Abstract ]
Loss for the year	$ (38,069)	$ (43,100)	$ (44,044)
Income tax expense	(382)	(1)
Loss before income tax	(37,687)	(43,099)	(44,044)
Tax using the MDxHealth’s domestic tax rate	9,422	10,775	11,011
Effect of unused tax losses not recognized as deferred tax assets	$ (9,804)	$ (10,775)	$ (11,011)